Marketable debt securities - Structured bank bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Total financial liabilities	$ 1,644,023	$ 1,299,114
Marketable debt securities
Financial liabilities
Total financial liabilities	132,117	114,457
Structured bank bonds
Financial liabilities
Financial liabilities	2,139	4,797
Total financial liabilities	2,139	4,797
Structured bank bonds January 6, 2021 - One
Financial liabilities
Financial liabilities	$ 100
Interest rate (as a percent)	9.00%
Structured bank bonds October 27, 2021
Financial liabilities
Financial liabilities	$ 78
Structured bank bonds January 7, 2021 - One
Financial liabilities
Financial liabilities	$ 20
Interest rate (as a percent)	8.00%
Structured bank bonds January 13, 2021
Financial liabilities
Financial liabilities	$ 60
Interest rate (as a percent)	4.42%
Structured bank bonds January 25, 2021
Financial liabilities
Financial liabilities	$ 48
Interest rate (as a percent)	6.00%
Structured bank bonds January 12, 2021
Financial liabilities
Financial liabilities	$ 139
Interest rate (as a percent)	7.00%
Structured bank bonds January 6, 2021 - Two
Financial liabilities
Financial liabilities	$ 60
Interest rate (as a percent)	4.98%
Structured bank bonds January 7, 2021 - Two
Financial liabilities
Financial liabilities	$ 100
Interest rate (as a percent)	7.00%
Structured bank bonds January 4, 2021
Financial liabilities
Financial liabilities	$ 20
Interest rate (as a percent)	4.00%
Structured bank bonds January 11, 2021
Financial liabilities
Financial liabilities	$ 30
Interest rate (as a percent)	7.15%
Structured bank bonds January 8, 2021 - One
Financial liabilities
Financial liabilities	$ 60
Interest rate (as a percent)	3.29%
Structured bank bonds January 6, 2021 - Three
Financial liabilities
Financial liabilities	$ 42
Interest rate (as a percent)	5.67%
Structured bank bonds January 8, 2021 - Two
Financial liabilities
Financial liabilities	$ 10
Interest rate (as a percent)	7.00%
Structured bank bonds January 15, 2021
Financial liabilities
Financial liabilities	$ 9
Interest rate (as a percent)	5.38%
Structured bank bonds November 1, 2021 - One
Financial liabilities
Financial liabilities	$ 14
Structured bank bonds July 1, 2021
Financial liabilities
Financial liabilities	132
Structured bank bonds July 29, 2021
Financial liabilities
Financial liabilities	139
Structured bank bonds March 1, 2021
Financial liabilities
Financial liabilities	222
Structured bank bonds March 17, 2022 - Four
Financial liabilities
Financial liabilities	2	2
Structured bank bonds March 17, 2022 - Three
Financial liabilities
Financial liabilities	6	6
Structured bank bonds March 17, 2022 - One
Financial liabilities
Financial liabilities	4	7
Structured bank bonds March 17, 2022 - Two
Financial liabilities
Financial liabilities	49	54
Structured bank bonds May 24, 2021
Financial liabilities
Financial liabilities	30	30
Structured bank bonds May 12, 2021
Financial liabilities
Financial liabilities	20	19
Structured bank bonds April 23, 2021 - One
Financial liabilities
Financial liabilities	283	294
Structured bank bonds March 26, 2021
Financial liabilities
Financial liabilities	$ 58	$ 56
Interest rate (as a percent)	9.50%	9.50%
Structured bank bonds March 8, 2021
Financial liabilities
Financial liabilities	$ 167	$ 159
Interest rate (as a percent)	9.50%	9.50%
Structured bank bonds January 28, 2021
Financial liabilities
Financial liabilities	$ 162	$ 156
Interest rate (as a percent)	9.50%	10.00%
Structured bank bonds March 3, 2021 - Two
Financial liabilities
Financial liabilities	$ 5	$ 5
Structured bank bonds March 16, 2021
Financial liabilities
Financial liabilities	6	6
Structured bank bonds March 3, 2021 - One
Financial liabilities
Financial liabilities	23	24
Structured bank bonds February 23, 2021
Financial liabilities
Financial liabilities	$ 41	46
Structured bank bonds November 9, 2020 - Two
Financial liabilities
Financial liabilities		212
Structured bank bonds October 26, 2020
Financial liabilities
Financial liabilities		441
Structured bank bonds October 23, 2020
Financial liabilities
Financial liabilities		773
Structured bank bonds November 5, 2020
Financial liabilities
Financial liabilities		9
Structured bank bonds June 26, 2020 - One
Financial liabilities
Financial liabilities		114
Structured bank bonds June 2, 2020 - Two
Financial liabilities
Financial liabilities		276
Structured bank bonds March 25, 2020
Financial liabilities
Financial liabilities		121
Structured bank bonds March 23, 2020
Financial liabilities
Financial liabilities		137
Structured bank bonds February 20, 2020 - Three
Financial liabilities
Financial liabilities		13
Structured bank bonds December 14, 2020
Financial liabilities
Financial liabilities		180
Structured bank bonds November 23, 2020
Financial liabilities
Financial liabilities		115
Structured bank bonds September 25, 2020
Financial liabilities
Financial liabilities		$ 66
Interest rate (as a percent)		2.50%
Structured bank bonds September 18, 2020
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)		2.50%
Structured bank bonds June 26, 2020 - Two
Financial liabilities
Financial liabilities		$ 196
Interest rate (as a percent)		4.00%
Structured bank bonds June 15, 2020
Financial liabilities
Financial liabilities		$ 30
Structured bank bonds March 27, 2020 - One
Financial liabilities
Financial liabilities		$ 19
Interest rate (as a percent)		5.00%
Structured bank bonds March 27, 2020 - Two
Financial liabilities
Financial liabilities		$ 50
Interest rate (as a percent)		5.00%
Structured bank bonds February 20, 2020 - One
Financial liabilities
Financial liabilities		$ 11
Structured bank bonds September 1, 2020
Financial liabilities
Financial liabilities		$ 81
Interest rate (as a percent)		2.50%
Structured bank bonds September 30, 2020
Financial liabilities
Financial liabilities		$ 25
Interest rate (as a percent)		2.50%
Structured bank bonds January 29, 2020
Financial liabilities
Financial liabilities		$ 40
Interest rate (as a percent)		12.00%
Structured bank bonds January 27, 2020
Financial liabilities
Financial liabilities		$ 25
Interest rate (as a percent)		12.00%
Structured bank bonds January 24, 2020
Financial liabilities
Financial liabilities		$ 23
Interest rate (as a percent)		10.00%
Structured bank bonds January 21, 2020
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		12.00%
Structured bank bonds January 17, 2020
Financial liabilities
Financial liabilities		$ 105
Interest rate (as a percent)		13.00%
Structured bank bonds January 16, 2020 - One
Financial liabilities
Financial liabilities		$ 15
Interest rate (as a percent)		11.69%
Structured bank bonds January 16, 2020 - Two
Financial liabilities
Financial liabilities		$ 114
Interest rate (as a percent)		12.23%
Structured bank bonds January 16, 2020 - Three
Financial liabilities
Financial liabilities		$ 19
Interest rate (as a percent)		13.00%
Structured bank bonds January 16, 2020 - Four
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)		11.61%
Structured bank bonds January 14, 2020
Financial liabilities
Financial liabilities		$ 27
Interest rate (as a percent)		12.00%
Structured bank bonds January 10, 2020
Financial liabilities
Financial liabilities		$ 12
Interest rate (as a percent)		14.50%
Structured bank bonds January 7, 2020
Financial liabilities
Financial liabilities		$ 40
Interest rate (as a percent)		10.48%
Structured bank bonds January 3, 2020 - One
Financial liabilities
Financial liabilities		$ 57
Interest rate (as a percent)		3.17%
Structured bank bonds January 3, 2020 - Two
Financial liabilities
Financial liabilities		$ 57
Interest rate (as a percent)		3.02%